STOCK OPTIONS AND RESTRICTED STOCK UNITS (“RSU”) (Details Narrative)	2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2023 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 shares	Oct. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Restricted stock units		0	1,960,075	1,960,075	1,234,375	0
Restricted stock units, granted			725,700	725,700
Restricted stock units, granted value			$ 445,971	$ 624,051
Warrants One [Member]
IfrsStatementLineItems [Line Items]
Options granted to employees and service providers	600,000		7,355,000	7,355,000		6,800,000
Fair value of warrants			$ 2,511,355	$ 3,609,144